Note 11 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Indefinite life intangible assets	$ 53,296	$ 23,810
Indefinite life intangible assets, net	53,296	23,810
Finite life intangible assets, gross	788,573	623,700
Accumulated amortization	231,539	170,056
Finite life intangible assets, net	557,034	453,644
Intangible assets, gross	841,869	647,510
Intangible assets, net	610,330	477,454
Accumulated amortization	231,539	170,056
Customer Lists and Relationships [Member]
Finite life intangible assets, gross	345,511	310,856
Accumulated amortization	123,368	115,987
Finite life intangible assets, net	222,143	194,869
Accumulated amortization	123,368	115,987
Investment Management Contracts [Member]
Finite life intangible assets, gross	270,600	270,600
Accumulated amortization	60,723	36,434
Finite life intangible assets, net	209,877	234,166
Accumulated amortization	60,723	36,434
Mortgage Servicing Rights ("MSRs") [Member]
Finite life intangible assets, gross	114,909
Accumulated amortization	13,121
Finite life intangible assets, net	101,788
Accumulated amortization	13,121
Franchise Rights [Member]
Finite life intangible assets, gross	5,630	5,163
Accumulated amortization	5,322	4,505
Finite life intangible assets, net	308	658
Accumulated amortization	5,322	4,505
Trademarks and Trade Names [Member]
Finite life intangible assets, gross	14,803	12,435
Accumulated amortization	4,355	2,398
Finite life intangible assets, net	10,448	10,037
Accumulated amortization	4,355	2,398
Management Contracts and Other [Member]
Finite life intangible assets, gross	20,813	16,088
Accumulated amortization	12,406	9,306
Finite life intangible assets, net	8,407	6,782
Accumulated amortization	12,406	9,306
Brokerage Backlog [Member]
Finite life intangible assets, gross	16,307	8,558
Accumulated amortization	12,244	1,426
Finite life intangible assets, net	4,063	7,132
Accumulated amortization	12,244	1,426
Licensing Agreements [Member]
Indefinite life intangible assets	29,200
Indefinite life intangible assets, net	29,200
Trademark and Trade Names [Member]
Indefinite life intangible assets	24,096	23,810
Indefinite life intangible assets, net	$ 24,096	$ 23,810